Selling Expense (Tables)	12 Months Ended
Dec. 31, 2022
Selling Expense [Abstract]
Schedule of Selling Expense

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Salaries and employment benefits	129,327	222,428	166,588
Advertising and marketing expenses	71,472	97,945	31,026
Rental and utilities expenses	6,961	13,781	15,358
Office expenses	5,877	5,623	4,086
Travelling expenses	1,689	3,734	1,911
Depreciation and amortizations	444	680	1,101
Share-based compensation expenses	10,642	(475)	1,041
Business development	384	761	827
Others	3,642	6,096	9,726

Total	230,438	350,573	231,664